Provisions and contingent liabilities - Additional information (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$) claim	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of contingent liabilities [line items]
Other provisions	R$ 29,308	R$ 19,711	R$ 15,193	R$ 17,474
Judicial deposits	11,202	10,199
Tax
Disclosure of contingent liabilities [line items]
Other provisions	10,374	10,097
Civil
Disclosure of contingent liabilities [line items]
Other provisions	R$ 12,539	4,281
Number of civil and administrative claims for which the likelihood of loss has been classified as probable | claim	105
Judicial deposits	R$ 758	100
Labor
Disclosure of contingent liabilities [line items]
Other provisions	R$ 6,395	R$ 5,333
Number of civil and administrative claims for which the likelihood of loss has been classified as probable | claim	18